UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 67.8%
	BASIC MATERIALS – 3.5%
$2,966,000	B2Gold Corp. (Canada) 3.250%, 10/1/20181, 2, 3	$2,684,230
1,706,000	Horsehead Holding Corp. 3.800%, 7/1/20171	2,174,084
3,510,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141, 3	3,494,644
4,681,000	Stillwater Mining Co. 1.750%, 10/15/20321, 3, 4	5,271,976
		13,624,934
	COMMUNICATIONS – 9.0%
2,795,000	Blucora, Inc. 4.250%, 4/1/20191, 2, 3, 4	4,134,853
3,593,000	Ciena Corp. 4.000%, 12/15/20201, 3	5,304,166
2,338,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20181, 2, 3	2,317,543
1,348,000	Equinix, Inc. 3.000%, 10/15/20141	2,133,210
2,738,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20181, 2, 3	2,926,237
1,539,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/20181, 2, 3	1,570,742
1,806,000	SouFun Holdings Ltd. (Cayman Islands) 2.000%, 12/15/20181, 2, 3	1,878,240
4,326,000	VeriSign, Inc. 3.250%, 8/15/20371	7,824,652
2,915,000	WebMD Health Corp. 2.500%, 1/31/20181	2,878,563
1,607,000	XM Satellite Radio, Inc. 7.000%, 12/1/20141, 2	3,129,632
250,000	Yandex N.V. (Netherlands) 1.125%, 12/15/20181, 2	274,219
		34,372,057
	CONSUMER, CYCLICAL – 10.9%
1,536,000	Callaway Golf Co. 3.750%, 8/15/20191, 3, 4	1,898,880
1,629,000	DR Horton, Inc. 2.000%, 5/15/20141	2,815,116
1,589,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161, 3	2,159,054

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$2,727,000	Iconix Brand Group, Inc. 2.500%, 6/1/20161, 3	$3,758,147
477,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 4	858,898
1,621,000	KB Home 1.375%, 2/1/20191, 3, 4	1,617,961
2,964,000	Lennar Corp. 2.750%, 12/15/20201, 2, 4	5,463,022
1,713,000	Meritage Homes Corp. 1.875%, 9/15/20321, 4	1,928,195
2,677,000	Meritor, Inc. 7.875%, 3/1/20261, 2, 3, 4	3,856,553
2,602,000	Ryland Group, Inc. 1.625%, 5/15/20181	3,979,434
2,372,000	Standard Pacific Corp. 1.250%, 8/1/20321, 3, 4	3,151,795
1,384,000	Tesla Motors, Inc. 1.500%, 6/1/20181, 3	1,922,030
2,619,000	WESCO International, Inc. 6.000%, 9/15/20291, 4	8,495,381
		41,904,466
	CONSUMER, NON-CYCLICAL – 11.0%
1,037,000	Albany Molecular Research, Inc. 2.250%, 11/15/20181, 2, 3	963,114
2,830,000	Ascent Capital Group, Inc. 4.000%, 7/15/20201	3,029,869
921,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/20181, 3	980,289
819,000	CBIZ, Inc. 4.875%, 10/1/20151, 2, 3	1,089,782
1,806,000	Chiquita Brands International, Inc. 4.250%, 8/15/20161	1,760,850
2,501,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20171	6,089,935
705,000	Exelixis, Inc. 4.250%, 8/15/20191, 3	866,709
893,000	Illumina, Inc. 0.250%, 3/15/20161, 2	1,242,944
	Incyte Corp. Ltd.
404,000	4.750%, 10/1/20151	2,328,808
868,000	1.250%, 11/15/20201, 2, 3	1,057,333
3,078,000	Medicines Co. 1.375%, 6/1/20171, 3	4,643,932

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$1,586,000	Omnicare, Inc. 3.750%, 12/15/20251	$3,651,765
1,298,000	Orexigen Therapeutics, Inc. 2.750%, 12/1/20201, 2, 3	1,274,474
1,783,000	PHH Corp. 6.000%, 6/15/20171	3,695,267
1,446,000	ServiceSource International, Inc. 1.500%, 8/1/20181, 2, 3	1,368,278
999,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/20181, 2	1,037,711
2,616,000	Theravance, Inc. 2.125%, 1/15/20231	3,816,090
2,597,000	Wright Medical Group, Inc. 2.000%, 8/15/20171, 3	3,475,111
		42,372,261
	ENERGY – 5.2%
1,805,000	Alon USA Energy, Inc. 3.000%, 9/15/20181, 2, 3	2,296,863
880,000	BPZ Resources, Inc. 8.500%, 10/1/20171, 3	770,550
1,224,000	Cobalt International Energy, Inc. 2.625%, 12/1/20191, 3	1,084,005
749,000	Energy XXI Bermuda Ltd. (Bermuda) 3.000%, 12/15/20181, 2, 3	741,042
1,668,000	Goodrich Petroleum Corp. 5.000%, 10/1/20321, 3, 4	1,705,530
496,000	Green Plains Renewable Energy, Inc. 3.250%, 10/1/20181, 2, 3	579,390
3,653,000	Newpark Resources, Inc. 4.000%, 10/1/20171	4,922,417
495,000	SolarCity Corp. 2.750%, 11/1/20181, 3	588,122
1,784,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20431, 2, 4	1,926,720
1,175,000	Western Refining, Inc. 5.750%, 6/15/20141	5,219,937
		19,834,576
	FINANCIAL – 10.5%
1,028,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20291, 2, 4	2,859,125

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$248,000	American Residential Properties OP LP 3.250%, 11/15/20181, 2, 3	$258,850
1,012,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20211, 3	1,322,558
2,466,000	DFC Global Corp. 3.250%, 4/15/20171, 3	2,213,235
4,830,000	Encore Capital Group, Inc. 3.000%, 7/1/20201, 2, 3	6,094,856
	Forest City Enterprises, Inc.
1,690,000	4.250%, 8/15/20181, 3	1,886,462
1,714,000	3.625%, 8/15/20201, 2, 3, 4	1,754,707
2,576,000	Forestar Group, Inc. 3.750%, 3/1/20201, 3	2,975,280
495,000	Gain Capital Holdings, Inc. 4.125%, 12/1/20181, 2, 3	463,134
1,851,000	Jefferies Group LLC 3.875%, 11/1/20291, 4	1,965,531
1,245,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20201, 2, 3	1,287,019
3,856,000	MGIC Investment Corp. 9.000%, 4/1/20631, 2	4,472,960
2,825,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20201, 2, 3	3,109,266
3,332,000	Radian Group, Inc. 2.250%, 3/1/20191, 3	4,902,205
4,680,000	Walter Investment Management Corp. 4.500%, 11/1/20191, 3	4,697,550
		40,262,738
	INDUSTRIAL – 4.7%
831,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/20181, 3	876,705
4,935,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20181, 3	6,705,431
5,753,000	General Cable Corp. 5.000%, 11/15/20291, 3, 5	6,173,688
523,000	Layne Christensen Co. 4.250%, 11/15/20181, 2, 3	524,635
1,718,000	TTM Technologies, Inc. 1.750%, 12/15/20201	1,852,219
1,512,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20421, 2	1,836,135
		17,968,813

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY – 11.9%
$1,063,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20201, 2, 3	$1,197,204
3,086,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20171, 3	4,150,670
2,220,000	Cadence Design Systems, Inc. 2.625%, 6/1/20151, 3	4,172,212
2,739,000	Concur Technologies, Inc. 2.500%, 4/15/20151, 2, 3	5,469,441
1,570,000	Medidata Solutions, Inc. 1.000%, 8/1/20181, 2, 3	2,010,581
4,508,000	Microchip Technology, Inc. 2.125%, 12/15/20371	7,846,737
4,294,000	Novellus Systems, Inc. 2.625%, 5/15/20411	7,197,817
773,000	Proofpoint, Inc. 1.250%, 12/15/20181, 3	837,256
3,114,000	SanDisk Corp. 1.500%, 8/15/20171, 3	4,604,827
786,000	ServiceNow, Inc. 0.000%, 11/1/20181, 2, 3	799,264
1,931,000	Spansion LLC 2.000%, 9/1/20201, 2, 3	2,260,477
2,635,000	SunEdison, Inc. 2.750%, 1/1/20211, 2	2,962,728
1,914,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20161	2,217,848
		45,727,062
	UTILITIES – 1.1%
79,476	CenterPoint Energy, Inc. 3.719%, 9/15/20291, 3, 4, 5	4,222,163

	TOTAL CORPORATE BONDS (Cost $222,475,274)	260,289,070

Number of Shares

	COMMON STOCKS – 0.0%
	INDUSTRIAL – 0.0%
955	Swift Transportation Co.*	21,210

	TOTAL COMMON STOCKS (Cost $13,922)	21,210

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 23.0%
	BASIC MATERIALS – 0.8%
117,900	ArcelorMittal (Luxembourg) 6.000%, 1/15/20161	$3,069,079

	COMMUNICATIONS – 0.3%
12,958	Iridium Communications, Inc. 7.000%, 12/31/20491, 2, 3	1,179,178

	CONSUMER, CYCLICAL – 0.7%
51,861	Continental Airlines Finance Trust II 6.000%, 11/15/20301, 3, 4	2,524,982

	CONSUMER, NON-CYCLICAL – 6.2%
8,558	Alere, Inc. 3.000%, 12/31/20491	2,486,099
52,270	Bunge Ltd. (Bermuda) 4.875%, 12/31/20493	5,619,025
3,888	HealthSouth Corp. 6.500%, 12/31/20491	4,851,252
38,934	Omnicare Capital Trust II 4.000%, 6/15/20331, 4	2,892,064
	Post Holdings, Inc.
14,984	2.500%, 12/31/20491, 2	1,499,336
17,380	3.750%, 12/31/20491, 2	2,065,092
3,394	Universal Corp. 6.750%, 12/31/20491, 4	4,179,711
		23,592,579
	ENERGY – 6.0%
	Chesapeake Energy Corp.
2,490	5.750%, 12/31/20491, 2, 3	2,891,513
2,707	5.750%, 12/31/20491, 2, 3	3,165,498
16,880	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20491	4,992,787
20,825	Penn Virginia Corp. 6.000%, 12/31/20491	3,610,534
	Sanchez Energy Corp.
84,642	4.875%, 12/31/20491, 2, 3	5,290,125
6,813	6.500%, 12/31/20491, 2, 3	445,570
27,627	SandRidge Energy, Inc. 7.000%, 12/31/20491, 3	2,745,433
		23,141,460

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL – 9.0%
148,617	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20491	$3,734,002
16,663	AMG Capital Trust I 5.100%, 4/15/20361	1,211,192
82,963	AMG Capital Trust II 5.150%, 10/15/20371	5,268,150
2,399	Bank of America Corp. 7.250%, 12/31/20491	2,546,539
110,011	Health Care REIT, Inc. 6.500%, 12/31/20491	5,679,318
85,237	iStar Financial, Inc. 4.500%, 12/31/20491, 4	5,306,003
29,256	KeyCorp 7.750%, 12/31/20491	3,772,196
1,850	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20491	3,073,313
3,330	Wintrust Financial Corp. 5.000%, 12/31/20491	4,121,707
		34,712,420
	TOTAL PREFERRED STOCKS (Cost $74,476,412)	88,219,698

	TOTAL INVESTMENTS – 90.8% (Cost $296,965,608)	348,529,978
	Other Assets in Excess of Liabilities – 9.2%	35,326,056

	TOTAL NET ASSETS – 100.0%	$383,856,034

	SECURITIES SOLD SHORT – (56.7)%
	COMMON STOCKS – (56.7)%
	BASIC MATERIALS – (2.1)%
(128,718)	ArcelorMittal (Luxembourg)	(2,296,329)
(458,264)	B2Gold Corp. (Canada)*	(925,693)
(74,811)	Horsehead Holding Corp.*	(1,212,687)
(9,264)	Sesa Sterlite Ltd. - ADR (India)	(121,914)
(283,158)	Stillwater Mining Co.*	(3,494,170)
		(8,050,793)
	COMMUNICATIONS – (6.3)%
(103,058)	Blucora, Inc.*	(3,005,171)
(108,293)	Ciena Corp.*	(2,591,451)
(15,640)	Ctrip.com International Ltd. - ADR (China)*	(776,057)
(12,527)	Equinix, Inc.*	(2,222,916)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(104,787)	Iridium Communications, Inc.*	$(655,967)
(14,059)	Qihoo 360 Technology Co., Ltd. - ADR (China)*	(1,153,541)
(5,900)	SINA Corp. (China)*	(497,075)
(852,167)	Sirius XM Holdings, Inc.*	(2,974,063)
(8,359)	SouFun Holdings Ltd. - ADR (China)	(688,865)
(5,212)	Time Warner Cable, Inc.	(706,226)
(20,768)	Time Warner, Inc.	(1,447,945)
(113,098)	VeriSign, Inc.*	(6,760,998)
(12,837)	WebMD Health Corp.*	(507,062)
(2,500)	Yandex N.V. - Class A (Netherlands)*	(107,875)
		(24,095,212)
	CONSUMER, CYCLICAL – (7.9)%
(143,198)	Callaway Golf Co.	(1,207,159)
(111,476)	DR Horton, Inc.	(2,488,144)
(128,041)	Hawaiian Holdings, Inc.*	(1,233,035)
(62,038)	Iconix Brand Group, Inc.*	(2,462,909)
(87,833)	JetBlue Airways Corp.*	(750,972)
(33,161)	KB Home	(606,183)
(112,470)	Lennar Corp. - Class A	(4,449,313)
(16,209)	Meritage Homes Corp.*	(777,870)
(144,999)	Meritor, Inc.*	(1,512,340)
(63,365)	Ryland Group, Inc.	(2,750,675)
(199,650)	Standard Pacific Corp.*	(1,806,833)
(8,680)	Tesla Motors, Inc.*	(1,305,298)
(21,562)	United Continental Holdings, Inc.*	(815,690)
(88,329)	WESCO International, Inc.*	(8,044,122)
		(30,210,543)
	CONSUMER, NON-CYCLICAL – (11.2)%
(35,290)	Albany Molecular Research, Inc.*	(355,723)
(37,026)	Alere, Inc.*	(1,340,341)
(20,727)	Ascent Capital Group, Inc. - Class A*	(1,773,402)
(4,330)	BioMarin Pharmaceutical, Inc.*	(304,269)
(32,563)	Bunge Ltd.	(2,673,748)
(77,374)	CBIZ, Inc.*	(705,651)
(15,718)	Chiquita Brands International, Inc.*	(183,901)
(78,524)	Cubist Pharmaceuticals, Inc.*	(5,407,948)
(97,415)	Exelixis, Inc.*	(597,154)
(74,154)	HealthSouth Corp.	(2,470,811)
(7,451)	Illumina, Inc.*	(824,230)
(57,780)	Incyte Corp. Ltd.*	(2,925,401)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(87,674)	Medicines Co.*	$(3,385,970)
(98,078)	Omnicare, Inc.	(5,919,988)
(55,166)	Orexigen Therapeutics, Inc.*	(310,585)
(120,731)	PHH Corp.*	(2,939,800)
(44,611)	Post Holdings, Inc.*	(2,197,984)
(44,679)	ServiceSource International, Inc.*	(374,410)
(50,250)	Spectrum Pharmaceuticals, Inc.*	(444,712)
(82,712)	Theravance, Inc.*	(2,948,683)
(50,017)	Universal Corp.	(2,730,928)
(67,107)	Wright Medical Group, Inc.*	(2,060,856)
		(42,876,495)
	DIVERSIFIED – (0.1)%
(7,348)	Leucadia National Corp.	(208,242)

	ENERGY – (7.2)%
(81,072)	Alon USA Energy, Inc.	(1,340,931)
(44,000)	BPZ Resources, Inc.*	(80,080)
(138,122)	Chesapeake Energy Corp.	(3,748,631)
(18,878)	Cobalt International Energy, Inc.*	(310,543)
(112,555)	Energy XXI Bermuda Ltd. (Bermuda)	(3,045,738)
(19,781)	Goodrich Petroleum Corp.*	(336,673)
(14,384)	Green Plains Renewable Energy, Inc.	(278,906)
(244,887)	Newpark Resources, Inc.*	(3,009,661)
(312,343)	Penn Virginia Corp.*	(2,945,395)
(187,173)	Sanchez Energy Corp.*	(4,587,610)
(276,000)	SandRidge Energy, Inc.*	(1,675,320)
(5,208)	SolarCity Corp.*	(295,919)
(457,191)	Vantage Drilling Co.*	(841,231)
(121,312)	Western Refining, Inc.	(5,144,842)
		(27,641,480)
	FINANCIAL – (10.0)%
(15,530)	Affiliated Managers Group, Inc.*	(3,368,146)
(18,097)	Alexandria Real Estate Equities, Inc. - REIT	(1,151,331)
(104,199)	American Equity Investment Life Holding Co.	(2,748,770)
(6,944)	American Residential Properties, Inc. - REIT*	(119,159)
(35,728)	Amtrust Financial Services, Inc.	(1,167,948)
(2,151)	Bank of America Corp.	(33,491)
(57,833)	DFC Global Corp.*	(662,188)
(84,730)	Encore Capital Group, Inc.*	(4,258,530)
(74,595)	Forest City Enterprises, Inc. - Class A*	(1,424,764)
(78,870)	Forestar Group, Inc.*	(1,677,565)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(18,562)	Gain Capital Holdings, Inc.	$(139,401)
(63,933)	Health Care REIT, Inc. - REIT	(3,424,891)
(287,151)	iStar Financial, Inc. - REIT*	(4,097,645)
(44,573)	KeyCorp	(598,170)
(97,607)	Meadowbrook Insurance Group, Inc.	(679,345)
(64,067)	MGIC Investment Corp.*	(540,725)
(134,931)	OFG Bancorp (Puerto Rico)	(2,339,703)
(30,240)	Portfolio Recovery Associates, Inc.*	(1,597,882)
(247,537)	Radian Group, Inc.	(3,495,222)
(47,735)	Walter Investment Management Corp.*	(1,687,910)
(66,718)	Wintrust Financial Corp.	(3,077,034)
		(38,289,820)
	INDUSTRIAL – (3.0)%
(35,103)	Aegean Marine Petroleum Network, Inc. (Greece)	(393,856)
(406,273)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(4,806,209)
(133,029)	General Cable Corp.	(3,912,383)
(10,251)	Layne Christensen Co.*	(175,087)
(106,803)	TTM Technologies, Inc.*	(916,370)
(115,596)	Vishay Intertechnology, Inc.*	(1,532,803)
		(11,736,708)
	TECHNOLOGY – (8.9)%
(41,904)	Allscripts Healthcare Solutions, Inc.*	(647,836)
(77,073)	Bottomline Technologies de, Inc.*	(2,786,960)
(289,202)	Cadence Design Systems, Inc.*	(4,054,612)
(50,740)	Concur Technologies, Inc.*	(5,235,353)
(108,507)	Lam Research Corp.*	(5,908,206)
(18,956)	Medidata Solutions, Inc.*	(1,148,165)
(157,823)	Microchip Technology, Inc.	(7,062,579)
(10,925)	Proofpoint, Inc.*	(362,382)
(41,767)	SanDisk Corp.	(2,946,244)
(5,345)	ServiceNow, Inc.*	(299,374)
(97,252)	Spansion, Inc. - Class A*	(1,350,830)
(116,728)	SunEdison, Inc.*	(1,523,300)
(63,021)	Take-Two Interactive Software, Inc.*	(1,094,675)
		(34,420,516)

	TOTAL SECURITIES SOLD SHORT (Proceeds $179,341,172)	$(217,529,809)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Convertible security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	All or a portion of this security is segregated as collateral for securities sold short.
4	Callable.
5	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2013 (Unaudited)

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$297,112,684

Gross unrealized appreciation	$54,543,559
Gross unrealized depreciation	(3,126,265)

Net unrealized appreciation on investments	$51,417,294

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$260,289,070	$-	$260,289,070
Common Stocks*	21,210	-	-	21,210
Preferred Stocks*	-	88,219,698	-	88,219,698
Total Assets	$21,210	$348,508,768	$-	$348,529,978

Liabilities
Securities Sold Short
Common Stocks*	$217,529,809	$-	$-	$217,529,809
Total Liabilities	$217,529,809	$-	$-	$217,529,809

*
All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities.  For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/3/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/3/14